Basis of Preparation of the Consolidated Financial Statements - Summary of Financial Information on Ferrosur Roca S A (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	$ 9,127,574,125	$ 10,122,143,636
Non-current assets	23,738,264,297	19,403,564,534
Current liabilities	9,831,452,603	8,082,606,457
Non-current liabilities	6,481,156,054	7,312,163,424
Equity attributable to the owners of the Company	15,178,651,658	13,138,199,821
Non-controllinginterests	1,374,578,107	992,738,468
Net revenue	26,806,931,524	24,838,612,883	$ 19,334,389,117
Finance costs, net	(1,662,578,414)	(271,396,125)	(417,358,381)
Income tax	(1,131,955,333)	(221,946,197)	(649,823,084)
Profit or (loss) for the year	1,950,581,707	3,677,795,949	1,286,803,058
Net cash (used in) generated by operating activities	4,178,770,462	5,076,970,832	3,672,825,902
Net cash used in investing activities	(4,223,908,326)	(2,228,813,826)	(1,312,770,666)
Net cash (used in) generated by financing activities	(2,390,358,096)	312,160,192	(1,680,824,643)
Ferrosur Roca S.A. [member]
Disclosure of subsidiaries [line items]
Current assets	707,915,038	710,726,928
Non-current assets	1,808,071,617	1,917,145,118
Current liabilities	1,614,662,438	1,238,481,096
Non-current liabilities	121,151,045	486,220,086
Equity attributable to the owners of the Company	595,607,854	684,451,766
Non-controllinginterests	145,901,963	171,112,942
Net revenue	2,587,464,615	2,619,954,825	2,414,868,460
Finance costs, net	(90,551,880)	(23,085,904)	(88,780,125)
Depreciation	(377,618,154)	(278,544,476)	(254,637,141)
Income tax	143,552,241	(53,207,420)	(77,744,862)
Profit or (loss) for the year	(111,054,891)	(55,970,669)	74,648,200
Net cash (used in) generated by operating activities	(173,232,788)	249,905,667	497,567,822
Net cash used in investing activities	(270,847,398)	(420,408,029)	(263,999,071)
Net cash (used in) generated by financing activities	$ 438,763,277	$ 166,865,291	$ (219,807,442)